JPMorgan U.S. Large Cap Core Plus Fund
Schedule of Portfolio Investments as of March 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — 126.2%
Common Stocks — 122.5%
Aerospace & Defense — 2.9%
Howmet Aerospace, Inc. (a)	422	28,914
Northrop Grumman Corp. (a)	26	12,292
TransDigm Group, Inc.	14	16,784
		57,990
Air Freight & Logistics — 0.2%
FedEx Corp.	15	4,219
Banks — 3.8%
Bank of America Corp. (a)	313	11,865
Fifth Third Bancorp	454	16,892
Truist Financial Corp.	353	13,742
Wells Fargo & Co. (a)	592	34,320
		76,819
Beverages — 1.7%
Coca-Cola Co. (The) (a)	56	3,406
Monster Beverage Corp. *	360	21,361
PepsiCo, Inc. (a)	56	9,776
		34,543
Biotechnology — 4.7%
AbbVie, Inc. (a)	183	33,278
Biogen, Inc. *	33	7,183
BioMarin Pharmaceutical, Inc. *	30	2,667
Neurocrine Biosciences, Inc. *	36	4,903
Regeneron Pharmaceuticals, Inc. *	22	20,985
Sarepta Therapeutics, Inc. *	59	7,652
Vertex Pharmaceuticals, Inc. *	41	16,984
		93,652
Broadline Retail — 5.2%
Amazon.com, Inc. * (a)	579	104,475
Building Products — 1.4%
Trane Technologies plc	96	28,967
Capital Markets — 3.0%
Ameriprise Financial, Inc.	2	1,042
Charles Schwab Corp. (The) (a)	321	23,226
Goldman Sachs Group, Inc. (The)	55	22,781
Intercontinental Exchange, Inc.	28	3,859
Raymond James Financial, Inc.	24	3,093
S&P Global, Inc.	13	5,683
		59,684
Chemicals — 1.3%
Dow, Inc.	156	9,052
Linde plc	39	17,791
		26,843

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Communications Equipment — 0.1%
Arista Networks, Inc. *	5	1,495
Construction Materials — 1.1%
Martin Marietta Materials, Inc.	36	22,238
Consumer Staples Distribution & Retail — 0.8%
Costco Wholesale Corp.	19	14,103
Maplebear, Inc. *	31	1,142
		15,245
Electric Utilities — 2.5%
Entergy Corp.	28	2,962
NextEra Energy, Inc. (a)	285	18,215
PG&E Corp.	775	12,991
Southern Co. (The)	225	16,161
		50,329
Electrical Equipment — 1.2%
AMETEK, Inc.	42	7,627
Eaton Corp. plc	50	15,735
		23,362
Electronic Equipment, Instruments & Components — 0.2%
Corning, Inc.	134	4,428
Energy Equipment & Services — 0.4%
Baker Hughes Co. (a)	105	3,524
Schlumberger NV	68	3,728
		7,252
Entertainment — 1.4%
Endeavor Group Holdings, Inc., Class A	829	21,334
Take-Two Interactive Software, Inc. *	44	6,441
		27,775
Financial Services — 7.0%
Berkshire Hathaway, Inc., Class B *	27	11,157
Block, Inc. *	149	12,603
Corpay, Inc. *	51	15,666
Fidelity National Information Services, Inc.	120	8,926
Fiserv, Inc. *	98	15,652
Jack Henry & Associates, Inc.	10	1,765
Mastercard, Inc., Class A (a)	136	65,329
WEX, Inc. *	35	8,342
		139,440
Food Products — 1.2%
Hershey Co. (The)	27	5,316
Mondelez International, Inc., Class A (a)	271	18,948
		24,264

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Ground Transportation — 1.9%
Norfolk Southern Corp. (a)	86	21,851
Old Dominion Freight Line, Inc.	18	3,898
Union Pacific Corp. (a)	34	8,436
XPO, Inc. *	26	3,198
		37,383
Health Care Equipment & Supplies — 3.5%
Boston Scientific Corp. * (a)	416	28,496
Intuitive Surgical, Inc. *	29	11,464
Medtronic plc	51	4,504
Stryker Corp.	74	26,463
		70,927
Health Care Providers & Services — 2.5%
HCA Healthcare, Inc.	9	2,883
UnitedHealth Group, Inc. (a)	95	47,261
		50,144
Hotels, Restaurants & Leisure — 5.2%
Booking Holdings, Inc.	4	15,393
Chipotle Mexican Grill, Inc. *	8	23,237
Expedia Group, Inc. *	77	10,589
Hilton Worldwide Holdings, Inc.	54	11,475
McDonald's Corp. (a)	39	10,892
Royal Caribbean Cruises Ltd. *	56	7,834
Yum! Brands, Inc. (a)	171	23,772
		103,192
Household Durables — 0.1%
Lennar Corp., Class A	6	1,049
Household Products — 1.2%
Church & Dwight Co., Inc. (a)	137	14,295
Procter & Gamble Co. (The) (a)	62	10,105
		24,400
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	30	2,086
Industrial Conglomerates — 1.0%
Honeywell International, Inc. (a)	101	20,690
Industrial REITs — 0.5%
Prologis, Inc.	82	10,619
Insurance — 3.9%
Aflac, Inc.	58	4,971
Arthur J Gallagher & Co.	21	5,295
Everest Group Ltd.	6	2,601
Globe Life, Inc.	13	1,556
MetLife, Inc.	131	9,679

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Insurance — continued
Principal Financial Group, Inc.	107	9,213
Progressive Corp. (The) (a)	130	26,987
Travelers Cos., Inc. (The)	75	17,176
		77,478
Interactive Media & Services — 8.2%
Alphabet, Inc., Class C *	74	11,263
Alphabet, Inc., Class A * (a)	480	72,489
Meta Platforms, Inc., Class A (a)	161	78,048
Pinterest, Inc., Class A *	70	2,429
		164,229
IT Services — 0.3%
Cognizant Technology Solutions Corp., Class A	78	5,726
Life Sciences Tools & Services — 1.5%
Danaher Corp.	67	16,632
Thermo Fisher Scientific, Inc. (a)	23	13,317
		29,949
Machinery — 2.8%
Deere & Co. (a)	43	17,632
Dover Corp.	36	6,308
Ingersoll Rand, Inc.	255	24,206
Otis Worldwide Corp.	88	8,774
		56,920
Media — 1.2%
Comcast Corp., Class A (a)	189	8,202
Liberty Media Corp-Liberty SiriusXM *	220	6,550
Liberty Media Corp-Liberty SiriusXM, Class A *	287	8,517
		23,269
Multi-Utilities — 0.9%
CMS Energy Corp.	74	4,431
Dominion Energy, Inc.	123	6,044
DTE Energy Co.	33	3,722
NiSource, Inc.	73	2,022
Public Service Enterprise Group, Inc.	28	1,865
		18,084
Oil, Gas & Consumable Fuels — 5.3%
Cheniere Energy, Inc.	21	3,342
ConocoPhillips (a)	171	21,791
EOG Resources, Inc.	109	13,942
Exxon Mobil Corp. (a)	405	47,040
Marathon Oil Corp.	153	4,329
Phillips 66	19	3,205

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
Pioneer Natural Resources Co.	37	9,722
Targa Resources Corp.	20	2,234
		105,605
Personal Care Products — 0.5%
Estee Lauder Cos., Inc. (The), Class A	48	7,375
Kenvue, Inc.	158	3,391
		10,766
Pharmaceuticals — 2.6%
Bristol-Myers Squibb Co. (a)	299	16,220
Elanco Animal Health, Inc. *	300	4,886
Eli Lilly & Co. (a)	32	25,065
Johnson & Johnson	43	6,788
		52,959
Professional Services — 0.5%
Booz Allen Hamilton Holding Corp.	61	9,075
Residential REITs — 0.1%
American Homes 4 Rent, Class A	47	1,744
Semiconductors & Semiconductor Equipment — 14.1%
Advanced Micro Devices, Inc. *	131	23,638
Analog Devices, Inc. (a)	97	19,150
ASML Holding NV (Registered), NYRS (Netherlands)	11	10,374
Marvell Technology, Inc.	25	1,787
Microchip Technology, Inc.	39	3,487
Micron Technology, Inc.	161	18,982
NVIDIA Corp. (a)	131	117,857
NXP Semiconductors NV (China)	119	29,589
Qorvo, Inc. *	21	2,456
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	208	28,266
Texas Instruments, Inc. (a)	153	26,688
		282,274
Software — 11.6%
Intuit, Inc.	25	16,570
Microsoft Corp. (a)	389	163,474
Roper Technologies, Inc.	10	5,431
Salesforce, Inc.	85	25,538
ServiceNow, Inc. *	26	20,217
		231,230
Specialized REITs — 1.7%
American Tower Corp.	7	1,398
Digital Realty Trust, Inc.	208	29,949
Equinix, Inc.	2	1,755
SBA Communications Corp.	7	1,485
		34,587

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Specialty Retail — 3.9%
AutoZone, Inc. *	1	4,078
Best Buy Co., Inc.	51	4,142
Burlington Stores, Inc. *	78	18,046
Lowe's Cos., Inc. (a)	113	28,789
O'Reilly Automotive, Inc. * (a)	14	16,200
TJX Cos., Inc. (The)	57	5,762
		77,017
Technology Hardware, Storage & Peripherals — 6.7%
Apple, Inc. (a)	615	105,416
Seagate Technology Holdings plc	237	22,092
Western Digital Corp. *	108	7,346
		134,854
Trading Companies & Distributors — 0.1%
WW Grainger, Inc.	2	2,332
Wireless Telecommunication Services — 0.5%
T-Mobile US, Inc.	62	10,039
Total Common Stocks (Cost $1,365,919)		2,451,647
Short-Term Investments — 3.7%
Investment Companies — 3.7%
JPMorgan Prime Money Market Fund Class IM Shares, 5.43% (b) (c)(Cost $73,574)	73,545	73,574
Total Long Positions (Cost $1,439,493)		2,525,221
Short Positions — (24.4)%
Common Stocks — (24.4)%
Aerospace & Defense — (0.7)%
Boeing Co. (The) *	(14)	(2,702)
Huntington Ingalls Industries, Inc.	(21)	(6,143)
Lockheed Martin Corp.	(11)	(4,806)
		(13,651)
Air Freight & Logistics — (0.2)%
Expeditors International of Washington, Inc.	(38)	(4,646)
Automobiles — (0.4)%
Ford Motor Co.	(545)	(7,234)
Banks — (0.5)%
Huntington Bancshares, Inc.	(350)	(4,881)
PNC Financial Services Group, Inc. (The)	(29)	(4,741)
		(9,622)
Beverages — (0.2)%
Molson Coors Beverage Co., Class B	(66)	(4,454)
Biotechnology — (0.4)%
Amgen, Inc.	(7)	(1,950)

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Biotechnology — continued
Gilead Sciences, Inc.	(26)	(1,906)
Moderna, Inc. *	(42)	(4,520)
(8,376)
Building Products — (0.5)%
Johnson Controls International plc	(88)	(5,750)
Lennox International, Inc.	(10)	(5,018)
(10,768)
Capital Markets — (1.4)%
Bank of New York Mellon Corp. (The)	(87)	(5,010)
BlackRock, Inc.	(2)	(1,854)
Coinbase Global, Inc., Class A *	(9)	(2,478)
FactSet Research Systems, Inc.	(13)	(5,782)
Franklin Resources, Inc.	(68)	(1,922)
LPL Financial Holdings, Inc.	(20)	(5,305)
Nasdaq, Inc.	(80)	(5,009)
(27,360)
Communications Equipment — (0.7)%
Cisco Systems, Inc.	(295)	(14,714)
Consumer Finance — (0.2)%
Synchrony Financial	(88)	(3,800)
Consumer Staples Distribution & Retail — (0.8)%
Dollar General Corp.	(15)	(2,376)
Kroger Co. (The)	(69)	(3,903)
Sysco Corp.	(103)	(8,352)
Walgreens Boots Alliance, Inc.	(80)	(1,740)
(16,371)
Containers & Packaging — (0.2)%
International Paper Co.	(121)	(4,714)
Diversified Telecommunication Services — (0.3)%
AT&T, Inc.	(130)	(2,295)
Verizon Communications, Inc.	(83)	(3,465)
(5,760)
Electric Utilities — (1.1)%
American Electric Power Co., Inc.	(51)	(4,427)
Duke Energy Corp.	(35)	(3,329)
Eversource Energy	(32)	(1,936)
Exelon Corp.	(135)	(5,059)
FirstEnergy Corp.	(117)	(4,502)
Pinnacle West Capital Corp.	(45)	(3,394)
(22,647)
Electrical Equipment — (0.1)%
Acuity Brands, Inc.	(7)	(1,877)

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Energy Equipment & Services — (0.2)%
Halliburton Co.	(115)	(4,541)
Entertainment — (0.5)%
Electronic Arts, Inc.	(51)	(6,759)
Netflix, Inc. *	(5)	(2,887)
(9,646)
Financial Services — (1.3)%
Global Payments, Inc.	(20)	(2,718)
PayPal Holdings, Inc. *	(88)	(5,916)
Toast, Inc., Class A *	(244)	(6,077)
Voya Financial, Inc.	(46)	(3,354)
Western Union Co. (The)	(623)	(8,709)
(26,774)
Food Products — (0.6)%
Campbell Soup Co.	(114)	(5,065)
General Mills, Inc.	(62)	(4,385)
Kraft Heinz Co. (The)	(75)	(2,762)
(12,212)
Gas Utilities — (0.1)%
National Fuel Gas Co.	(37)	(1,990)
Health Care Equipment & Supplies — (0.6)%
Abbott Laboratories	(50)	(5,652)
Dentsply Sirona, Inc.	(49)	(1,641)
Zimmer Biomet Holdings, Inc.	(29)	(3,789)
(11,082)
Health Care Providers & Services — (0.7)%
CVS Health Corp.	(104)	(8,293)
Henry Schein, Inc. *	(34)	(2,577)
Quest Diagnostics, Inc.	(16)	(2,114)
(12,984)
Hotels, Restaurants & Leisure — (0.4)%
Carnival Corp. *	(62)	(1,018)
Starbucks Corp.	(85)	(7,748)
(8,766)
Industrial Conglomerates — (0.4)%
3M Co.	(65)	(6,884)
Insurance — (1.5)%
Allstate Corp. (The)	(42)	(7,311)
American International Group, Inc.	(39)	(3,008)
Aon plc, Class A	(15)	(4,922)
Arch Capital Group Ltd. *	(21)	(1,955)
Kinsale Capital Group, Inc.	(9)	(4,663)
Marsh & McLennan Cos., Inc.	(8)	(1,693)

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Insurance — continued
RenaissanceRe Holdings Ltd. (Bermuda)	(16)	(3,789)
WR Berkley Corp.	(24)	(2,103)
(29,444)
IT Services — (0.6)%
EPAM Systems, Inc. *	(14)	(3,829)
International Business Machines Corp.	(43)	(8,197)
(12,026)
Life Sciences Tools & Services — (0.6)%
Agilent Technologies, Inc.	(29)	(4,209)
Bruker Corp.	(33)	(3,112)
Waters Corp. *	(15)	(5,159)
(12,480)
Machinery — (1.0)%
Donaldson Co., Inc.	(64)	(4,771)
IDEX Corp.	(17)	(4,212)
Illinois Tool Works, Inc.	(30)	(7,884)
PACCAR, Inc.	(8)	(1,017)
Stanley Black & Decker, Inc.	(30)	(2,919)
(20,803)
Media — (0.9)%
Fox Corp., Class A	(267)	(8,332)
Interpublic Group of Cos., Inc. (The)	(136)	(4,432)
Omnicom Group, Inc.	(35)	(3,427)
Paramount Global, Class B	(161)	(1,895)
(18,086)
Multi-Utilities — (0.2)%
Sempra	(39)	(2,818)
Office REITs — (0.2)%
Orion Office REIT, Inc.	—	—
SL Green Realty Corp.	(37)	(2,020)
Vornado Realty Trust	(56)	(1,628)
(3,648)
Oil, Gas & Consumable Fuels — (0.9)%
APA Corp.	(34)	(1,160)
Coterra Energy, Inc.	(90)	(2,514)
Devon Energy Corp.	(83)	(4,163)
Enbridge, Inc. (Canada)	(129)	(4,647)
Kinder Morgan, Inc.	(68)	(1,255)
ONEOK, Inc.	(20)	(1,596)
Valero Energy Corp.	(13)	(2,192)
Williams Cos., Inc. (The)	(25)	(991)
(18,518)

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Passenger Airlines — (0.1)%
Southwest Airlines Co.	(67)	(1,968)
Professional Services — (0.9)%
Dayforce, Inc. *	(66)	(4,361)
Equifax, Inc.	(21)	(5,678)
Paychex, Inc.	(29)	(3,552)
Paycom Software, Inc.	(20)	(3,984)
TransUnion	(12)	(985)
(18,560)
Residential REITs — (0.1)%
Essex Property Trust, Inc.	(4)	(1,008)
Retail REITs — (0.6)%
NNN REIT, Inc.	(81)	(3,459)
Simon Property Group, Inc.	(56)	(8,738)
(12,197)
Semiconductors & Semiconductor Equipment — (2.4)%
Applied Materials, Inc.	(80)	(16,473)
ARM Holdings plc *	(45)	(5,629)
Intel Corp.	(202)	(8,910)
KLA Corp.	(5)	(3,865)
Lam Research Corp.	(1)	(1,116)
Monolithic Power Systems, Inc.	(4)	(2,650)
QUALCOMM, Inc.	(54)	(9,141)
(47,784)
Software — (0.4)%
Bill Holdings, Inc. *	(12)	(827)
Oracle Corp.	(25)	(3,201)
Workday, Inc., Class A *	(14)	(3,741)
(7,769)
Specialty Retail — (0.4)%
Home Depot, Inc. (The)	(18)	(6,975)
Ulta Beauty, Inc. *	(2)	(1,042)
(8,017)
Technology Hardware, Storage & Peripherals — (0.4)%
Dell Technologies, Inc., Class C	(7)	(749)
NetApp, Inc.	(55)	(5,823)
Xerox Holdings Corp.	(53)	(941)
(7,513)
Textiles, Apparel & Luxury Goods — (0.3)%
NIKE, Inc., Class B	(41)	(3,871)
On Holding AG (Switzerland), Class A *	(30)	(1,054)
(4,925)

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Trading Companies & Distributors — (0.4)%
Fastenal Co.	(112)	(8,637)
Total Common Stocks (Proceeds $(463,973))		(487,074)
Total Short Positions (Proceeds $(463,973))		(487,074)
Total Investments — 101.8% (Cost $975,520)		2,038,147
Liabilities in Excess of Other Assets — (1.8)%		(36,734)
Net Assets — 100.0%		2,001,413

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is $650,874.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2024.
Futures contracts outstanding as of March 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	12	06/21/2024	USD	3,184	56

Abbreviations
USD	United States Dollar

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
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Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
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Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
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Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,525,221	$—	$—	$2,525,221
Total Liabilities in Securities Sold Short (a)	$(487,074)	$—	$—	$(487,074)
Appreciation in Other Financial Instruments
Futures Contracts (a)	$56	$—	$—	$56

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2024	Shares at March 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.43% (a) (b)	$30,659	$438,988	$396,081	$8	$— (c)	$73,574	73,545	$1,952	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2024.
(c)	Amount rounds to less than one thousand.